Document and Entity Information Document	Jul. 30, 2020	Apr. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	VISTEON CORPORATION
Entity Central Index Key		0001111335
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		1-15827
Entity Address, Address Line One		One Village Center Drive,
Entity Address, City or Town		Van Buren Township,
Entity Tax Identification Number		38-3519512
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		48111
City Area Code	800
Local Phone Number	VISTEON
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		VC
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false